Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Schedule of commitments, guarantees and contingent liabilities

Commitments, guarantees and contingent liabilities can be described as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Guarantees	128,083	112,381
of which secured	4,696	4,707
Total Guarantees	128,083	112,381